Annual Operating Expenses {- Fidelity Pennsylvania Municipal Money Market Fund} - 12.31 Fidelity Pennsylvania Municipal Funds Combo PRO-11 - Fidelity Pennsylvania Municipal Money Market Fund - Fidelity Pennsylvania Municipal Money Market Fund
	Mar. 01, 2022
Operating Expenses:
Management fee	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.50%	[1]

[1]

(a)In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Fidelity® Pennsylvania Municipal Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® Pennsylvania Municipal Money Market Fund will be able to avoid a negative yield.